Shareholder Fees	Feb. 28, 2026 USD ($)
PRIMECAP Odyssey Stock Fund Series | PRIMECAP Odyssey Stock Fund Class
Prospectus [Line Items]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ 0
PRIMECAP Odyssey Growth Fund Series | PRIMECAP Odyssey Growth Fund Class
Prospectus [Line Items]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ 0
PRIMECAP Odyssey Aggressive Growth Fund Series | PRIMECAP Odyssey Aggressive Growth Fund Class
Prospectus [Line Items]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ 0